AMENDED
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20594

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.    NAME AND ADDRESS OF ISSUER:

      Emerging Markets Growth Fund, Inc.
      11100 Santa Monica Blvd.
      Los Angeles, CA 90025-3384

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

3.    INVESTMENT COMPANY ACT FILE NUMBER:    811-4692
      SECURITIES ACT FILE NUMBER:            333-74995

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:  6/30/01

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR
      DAYS AFTER THE END OF THE ISSUERS FISCAL YEAR).  (SEE INSTRUCTION A.2)
      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5.    CALCULATION OF REGISTRATION FEE:

(i)   Aggregate sale price of securities sold during the       $3,551,841,726
      fiscal year pursuant to section 24(f):

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                  $1,605,326,234

(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to
      reduce registration fees payable to the Commission:      $198,660,607/1/

(iv)  Total available redemption credits [add items 5(ii)
      and 5(iii):                                              $1,803,986,841

(v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                    $1,747,854,885

(vi)  Redemption credits available for use in future years     $
      if item 5(i) is less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See
      Instruction C.9):                                        X.00025

(viii) Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter 0" if no fee is due):                     $436,964.00*

*NOTE: This amendment does not include filing fees and is being filed solely for the purpose of correcting an EDGAR formatting error.
Form 24f-2 fees, for the filing period, June 30, 2001, were included in the EDGAR filing, dated September 27, 2001 (accession number
794458-01-500015).

6.    PREPAID SHARES

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D): +$_________

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:    =$436,964.00

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

     CIK # 794458                   September 21, 2001
     Method of delivery:
     x Wire transfer
     _ Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
   /s/Vincent P. Corti
   Vincent P. Corti
   Secretary

Date September 21 , 2001

* Please print the name and title of the signing officer below the signature.

/1/. In accordance with prior discussions with the staff of the Securities and Exchange Commission, calculation includes excess shares that were registered under the Funds last regristration statement on Form N-2 which remain unsold at the time of the Funds conversion to open-end interval status, prior to the Funds reliance on Rule 24f-2.